Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 14, 2017
C000235057
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 22,403	$ 22,649	$ 21,763	$ 22,148	$ 21,775	$ 19,126	$ 21,417	$ 20,882	$ 18,891	$ 16,505	$ 17,300	$ 23,615	$ 27,084	$ 28,820	$ 27,996	$ 25,232	$ 24,815	$ 20,497	$ 16,924	$ 12,076	$ 13,180	$ 11,170	$ 11,300	$ 11,080	$ 10,100	$ 12,070	$ 11,180	$ 10,890	$ 10,000
NACC2 Index: MSCI All Country World Index Net
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index Net
Account Value	$ 18,812	$ 19,000	$ 17,821	$ 17,324	$ 16,012	$ 14,421	$ 14,929	$ 14,060	$ 13,103	$ 11,937	$ 12,811	$ 15,190	$ 16,050	$ 15,046	$ 15,206	$ 14,159	$ 13,540	$ 11,807	$ 10,919	$ 9,159	$ 11,647	$ 10,690	$ 10,693	$ 10,320	$ 9,200	$ 10,545	$ 10,112	$ 10,059	$ 10,000